Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 382	$ 378
Provision for credit losses
Purchases and originations	13	16
Derecognitions and maturities	(5)	(6)
Remeasurements	25	3
Write-offs	(5)	(14)
Recoveries	1	1
Exchange rate and other	(2)	(15)
Balance at end of period	409	363
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	142	140
Provision for credit losses
Transfers in (out) to Stage 1	8	22
Transfers in (out) to Stage 2	(3)	(5)
Transfers in (out) to Stage 3	(1)
Purchases and originations	13	16
Derecognitions and maturities	(3)	(3)
Remeasurements	(18)	(36)
Exchange rate and other		(4)
Balance at end of period	138	130
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	64	65
Provision for credit losses
Transfers in (out) to Stage 1	(8)	(22)
Transfers in (out) to Stage 2	4	5
Transfers in (out) to Stage 3	(8)	(3)
Derecognitions and maturities	(2)	(3)
Remeasurements	30	27
Exchange rate and other	(1)	(2)
Balance at end of period	79	67
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	176	173
Provision for credit losses
Transfers in (out) to Stage 2	(1)
Transfers in (out) to Stage 3	9	3
Remeasurements	13	12
Write-offs	(5)	(14)
Recoveries	1	1
Exchange rate and other	(1)	(9)
Balance at end of period	$ 192	$ 166